Cover Page	9 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	HONDA MOTOR CO LTD
Entity Central Index Key	0000715153
Current Fiscal Year End Date	--03-31